TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of components of (loss)/income before tax

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	(2,937,591)	617,090	(331,744)	(48,098)
PRC	(3,303,200)	(102,298)	1,458,494	211,462
Total (loss)/income before tax	(6,240,791)	514,792	1,126,750	163,364

Income tax expenses/(benefits)
Current income tax expenses	919	360	144,032	20,882
Deferred tax benefits	(638,720)	(64,221)	494,472	71,692
Income tax (benefits)/expenses	(637,801)	(63,861)	638,504	92,574

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
(Loss)/income before income taxes	(6,240,791)	514,792	1,126,750	163,364

Income tax (benefits)/expenses computed at PRC statutory income tax rate of 25%	(1,560,198)	128,698	281,688	40,841
Additional deduction for R&D expenses	(9,108)	(11,095)	(13,516)	(1,960)
Non-deductible share-based compensation expenses	5,507	58,581	80,440	11,663
Non-deductible expenses and non-taxable income	24,495	9,415	(9,967)	(1,445)
Defer tax assets writeoff related to closure entities	—	—	8,266	1,198
Recognition of uncertain tax benefits	—	—	29,325	4,252
Change of valuation allowance	164,850	60,352	220,774	32,009
Effect of preferential tax rate	9,395	(158,362)	(18,626)	(2,701)
Effect of International tax rates	727,446	(155,242)	76,378	11,074
Prior-year tax filing difference	(188)	3,792	(16,258)	(2,357)

Income tax (benefits)/expenses	(637,801)	(63,861)	638,504	92,574

Schedule of Significant components of deferred taxes

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets
Donation	4,075	1,264	183
Accrued expenses	31,843	29,867	4,330
Accrued welfare	14,538	29,662	4,301
Impairment loss of long-lived assets and investments	303,168	327,764	47,521
Allowance for doubtful accounts	22,577	5,398	783
Tax losses	1,441,091	1,149,639	166,682
Valuation allowance	(1,114,351)	(1,335,125)	(193,575)

Total deferred tax assets, net	702,941	208,469	30,225

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	53,961	54,956	7,968
Additions based on tax positions related to the current year	995	25,974	3,766

Balance at end of year	54,956	80,930	11,734